Initial Public Offering (Details) - $ / shares		8 Months Ended	9 Months Ended
	Feb. 23, 2021	Dec. 31, 2020	Sep. 30, 2021
Initial Public Offering (Details) [Line Items]
Sale of share units (in Dollars per share)			$ 10
Warrants description		Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6). No fractional warrants will be issued upon separation of the Units and only whole warrants will trade.	Each Unit consists of one share of Class A common stock, and one-fourth of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).
IPO [Member]
Initial Public Offering (Details) [Line Items]
Sale of initial public offering			30,000,000
Sale of share units (in Dollars per share)			$ 10
Issued and outstanding shares, percentage	20.00%
Class B Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Sponsor forfeited shares	1,125,000